SALARIES AND BENEFITS	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
SALARIES AND BENEFITS	SALARIES AND BENEFITS
25.1Accounting policies
Amounts payable relating to salaries and social security obligations are initially recognized at fair value and subsequently increased, when applicable, by the corresponding charges and monetary and exchange rate variations.
25.2Breakdown salaries and benefits

	December 31,
Description	2025	2024

Salaries and benefits	533,713	508,412
Share-based payment	—	36
	533,713	508,448